Submission	Aug. 20, 2026
Submission [Line Items]
Central Index Key	0000899460
Registrant Name	MANNKIND CORP
Registration File Number	333-285286
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES